CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUES AND OTHER:
Revenues		$ 8,595	$ 10,030	$ 10,039
Gains (losses) on sales of assets		43	(264)	476
OPERATING EXPENSES:
Severance and ad valorem taxes		224	189	134
General and administrative		315	335	333
Restructuring and other termination costs		12	38	0
Provision for legal contingencies, net		19	26	(38)
Depreciation, depletion and amortization		2,264	1,737	1,697
Impairments		11	131	814
Other operating expense		92	0	416
Total Operating Expenses		8,626	9,648	10,177
INCOME (LOSS) FROM OPERATIONS		(31)	382	(138)
OTHER INCOME (EXPENSE):
Interest expense		(651)	(633)	(601)
Gains (losses) on investments		(71)	139	0
Gains on purchases or exchanges of debt		75	263	233
Other income		39	67	6
Total Other Expense		(608)	(164)	(362)
INCOME (LOSS) BEFORE INCOME TAXES		(639)	218	(500)
Current income taxes		(26)	0	(9)
Deferred income taxes		(305)	(10)	11
Total Income Tax Expense (Benefit)		(331)	(10)	2
NET INCOME (LOSS)		(308)	228	(502)
Net income attributable to noncontrolling interests		0	(2)	(3)
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE		(308)	226	(505)
Preferred stock dividends		(91)	(92)	(85)
Loss on exchange of preferred stock		(17)	0	(41)
Earnings allocated to participating securities		0	(1)	0
NET INCOME (LOSS) AVAILABLE TO COMMON STOCKHOLDERS		$ (416)	$ 133	$ (631)
EARNINGS (LOSS) PER COMMON SHARE:
Basic (in usd per share)	[1]	$ (49.97)	$ 29.26	$ (139.32)
Diluted (in usd per share)	[1]	$ (49.97)	$ 29.26	$ (139.32)
WEIGHTED AVERAGE COMMON AND COMMON EQUIVALENT SHARES OUTSTANDING (in thousands:
Basic (in shares)	[1]	8,325	4,546	4,529
Diluted (in shares)	[1]	8,325	4,546	4,529
Oil, Natural Gas and NGL
REVENUES AND OTHER:
Revenues		$ 4,522	$ 5,155	$ 4,985
Oil, natural gas and NGL production
OPERATING EXPENSES:
Cost of goods and services		520	474	517
Oil, natural gas and NGL gathering, processing and transportation
OPERATING EXPENSES:
Cost of goods and services		1,082	1,398	1,471
Marketing
REVENUES AND OTHER:
Revenues		3,967	5,076	4,511
OPERATING EXPENSES:
Cost of goods and services		4,003	5,158	4,598
Oil, Natural gas and NGL and Marketing
REVENUES AND OTHER:
Revenues		8,489	10,231	9,496
Other
REVENUES AND OTHER:
Revenues		63	63	67
Exploration
OPERATING EXPENSES:
Cost of goods and services		$ 84	$ 162	$ 235

[1]	Amounts and shares have been retroactively adjusted to reflect a 1-for-200 (1:200) reverse stock split effective April 14, 2020. See Note 26 for additional information.